1933 Act File No. 2-91090
                                          1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.      .......................
                                 ----                             ------

    Post-Effective Amendment No.  52_.......................        X
                                 ---                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No.  45 ......................................        X
                  ----                                            ------

                             FEDERATED EQUITY FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                            Federated Investors Tower

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) X on April 6, 2001 pursuant to paragraph (b)(1)(iii) 60 days after filing pursuant to paragraph (a)
(i) on _________________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

                           Matthew G. Maloney, Esquire

                     Dickstein Shapiro Morin & Oshinsky, LLP

                                2101 L Street, NW

                              Washington, DC 20037

PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS

   (a)     (i) Conformed copy of Amended and Restated Declaration of
   Trust of the Registrant; (12)
          (ii) Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
         (iii) Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
          (iv) Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
           (v) Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
   (b)     (i) Copy of Amended and Restated By-Laws of the Registrant; (12)
          (ii) Copy of Amendment No. 5 to By-Laws of the Registrant; (18)
         (iii) Copy of Amendment No. 6 to By-Laws of the Registrant; (18)
          (iv) Copy of Amendment No. 7 to By-Laws of the Registrant; (18)
   (c)     (i) Copy of Specimen Certificate for Shares of Beneficial Interest of
               the Registrant (Federated Small Cap Strategies Fund); (7)
          (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)
         (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)
(iv)  Copy of Specimen Certificate for Shares of Beneficial
                        Interest of the Registrant (Federated Aggressive Growth
                        Fund); (13)
    (d)     (i) Conformed copy of Investment Advisory Contract of the Registrant
                 (Federated Growth Strategies Fund); (5)
-----------------------------------------------------------------------------
+     All exhibits have been filed electronically

5 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed December 30, 1996. (File Nos. 2-91090 and 811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

       (ii) Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibits A and B for Federated Small Cap Strategies Fund and Federated
             Capital Appreciation Fund, respectively; (10)

      (iii) Conformed copy of Exhibit C to the Investment Advisory
            Contract of the Registrant (Federated Aggressive Growth
            Fund); (14)
       (iv) Conformed copies of Exhibits D & E for Federated Large Cap
            Growth Fund and Federated Communications Technology Fund, respectively; (19)
        (v) Confirmed copy of Exhibit F to the Investment Advisory
            Contract for Federated New Economy Fund;(20)
       (vi) Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)
      (vii) Conformed copy of Schedule 1 of the Investment Advisory
            Contract of the Registrant; (21)
     (viii) Conformed copy of Amendment #1 to Schedule 1 of the
            Investment Advisory Contract of the Registrant; (21)
       (ix) Conformed copy of Amendment #2 to Schedule 1 of the
            Investment Advisory Contract of the Registrant; (21)
        (x) Conformed copy of Amendment #3 to Schedule 1 of the
            Investment Advisory Contract of the Registrant; (21)
       (xi) Conformed copy of Exhibit I to Registrant's Investment Advisory Contract; +
      (xii) Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000; +
(e)     (i) Conformed copy of Distributor's Contract of the
                        Registrant; (10)
                   (ii) Conformed copies of Exhibits A and C to the
                        Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

                  (iii) Conformed copies of Exhibits D and F to the
                        Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)

                   (iv) Conformed copies of Exhibits G and I to the
                        Distributor's Contract for Federated Capital
                        Appreciation Fund, (Class A and C Shares); (10)

               (v) Conformed copies of Exhibits J and L  to the Distributor's
                   Contract for Federated Aggressive Growth Fund, (Class A and C
                    Shares); (14)
------------------------------------------------------------------------
+     All exhibits have been filed electronically

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2- 91090 and 811-4017)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2- 910090 and 811-4017)

16. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 of Form N-1A filed December 30, 1997 (File Nos. 2-910090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

                   (vi) Conformed copy of Distributor's Contract (Class B
                        Shares); (16)

                  (vii) Conformed copies of Exhibits M and N to the
                        Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)

                  (viii)Conformed copies of Exhibits O and P to the
                        Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (19)

                   (ix) Conformed copies of Exhibits Q and R to the
                        Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)

                    (x)  Conformed  copy  of  Exhibits  S  & T  to  Registrant's
                         Distributor   Contract  for  Class  A  &  C  Shares  of
                         Federated Market Opportunity Fund; +

                    (xi) Coformed  copy  of  Exhibits  V  &  W  to  Registrant's
                         Distributor Contract for Class A & C Shares of Federated Kaufmann Fund & Federated Large Cap Tech Fund; +

                  (xii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)

             (f)        Not applicable;
             (g)    (i) Conformed Copy of the Custodian Agreement of the
                        Registrant; (6)
                   (ii) Conformed copy of Custodian Fee Schedule; (15)
             (h)    (i) Conformed copy of Amended and Restated Shareholder
                         Services Agreement; (15)
                   (ii) Conformed copy of Amended and Restated Agreement for
                        Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)
                  (iii) Conformed copy of Principal Shareholder Service's
                        Agreement (Class B Shares); (16)
                   (iv) Conformed copy of Shareholder Services Agreement
                       (Class B Shares); (16)
-----------------------------------------------------------------------------
+     All exhibits have been filed electronically

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

                  (v) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                        Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

            (i) Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
            (j)         Conformed copy of Consent of Independent Auditors; (21)
            (k)         Not Applicable;
            (l)         Conformed copy of Initial Capital understanding; (2)
            (m)     (i) Conformed Copy of Distribution Plan of the
                         Registrant; (10)
                   (ii) Conformed copies of Exhibits A and C to the Distribution
                        Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

                  (iii) Conformed copy of Exhibit E to the Distribution Plan for
                        Federated Growth Strategies Fund, (Class C Shares); (10)
                   (iv) Conformed copies of Exhibit F and H to the Distribution
                        Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

                    (v) Conformed copies of Exhibits I and K to the Distribution
                        Plan for Federated Aggressive Growth Fund (Class A and C Shares); (14)

                    (vi) The responses described in Item 23(e)(ix) are hereby incorporated by reference;
                  (vii) Conformed copy of Amendment to the Distribution Plan
                        (Class  B Shares); (16)
                 (viii) Conformed copies of Exhibits L, M, N & O to the
                        Distribution Plan; (19)
                   (ix) Conformed copies of Exhibits P and Q to the Distribution
                        Plan for Federated New Economy Fund, (Class A and C Shares); (20)

               (x) Conformed copy of Exhibit B to Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund;

+     All exhibits have been filed electronically
--------------------------------------------------------------------------------

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-910090 and 811-4017)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

        (xi) Conformed copy of Exhibits D & E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund; +
       (xii) Conformed copy of Exhibits F, G & H to Registrant's
             Distribution Plan for Class A, B and C Shares of
             Federated Capital Appreciation Fund; +

       (xiii) Conformed copy of Exhibits I, J & K to Registrant's
              Distribution Plan for Class A, B & C Shares of Federated Aggressive Growth Fund; +

        (xiv) Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund; +
       (xv)   Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communications Technology
              Fund; +
        (xvi) Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated New Economy Fund; +
       (xvii) Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund; +
      (xviii) Conformed copy of Exhibit T to Registrant's Distribution Plan for
              Class K Shares of Federated Kaufmann Fund; +
       (xix) Conformed copy of Exhibits U & V to Registrant's Distribution Plan for Class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; +
       (xx)   Copy of Schedule A to the Distribution Plan; (19)
       (n) (i) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
         (ii) Multiple Class Plan (18f-3) Exhibits; (19)
  (o)     (i) Conformed copy of Power of Attorney of the Registrant;(19)
         (ii) Conformed copy of Power of Attorney of Chief
              Investment Officer of the Registrant; (19)
(iii) Conformed copy of Power of Attorney of Trustee of the
                        Registrant; (19)
        (iv) Conformed copy of Limited Power of Attorney; (19)
 (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

+     All exhibits have been filed electronically
--------------------------------------------------------------------------------

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)




Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS
            ------------------------------------------------------------

            None.

Item 25.    INDEMNIFICATION:  (1)
            ---------------


1 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)


Item 26. Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

      The remaining Officers of the investment adviser are:

Executive Vice Presidents:....William D. Dawson, III
                              Henry A. Frantzen
                              J. Thomas Madden

Senior Vice Presidents:       Stephen F. Auth
                              Joseph M. Balestrino
                              David A. Briggs
                              Jonathan C. Conley
                              Deborah A. Cunningham
                              Michael P. Donnelly
                              Linda A. Duessel
                              Mark E. Durbiano
                              James E. Grefenstette
                              Jeffrey A. Kozemchak
                              Sandra L. McInerney
                              Susan M. Nason
                              Mary Jo Ochson
                              Robert J. Ostrowski
                              Bernard A. Picchi
                              Peter Vutz

Vice Presidents:              Todd A. Abraham
                              J. Scott Albrecht
                              Arthur J. Barry
                              Randall S. Bauer
                              Nancy J.Belz
                              G. Andrew Bonnewell
                              Micheal W. Casey
                              Robert E. Cauley
                              Fred B. Crutchfield
                              Lee R. Cunningham, II
                              Alexandre de Bethmann
                              Anthony Delserone, Jr.
                              Donald T. Ellenberger
                              Eamonn G. Folan
                              Kathleen M. Foody-Malus
                              Thomas M. Franks
                              Marc Halperin
                              John W. Harris
                              Patricia L. Heagy
                              Susan R. Hill
                              William R. Jamison
                              Constantine J. Kartsonas
                              Nathan H. Kehm
                              John C. Kerber
                              Robert M. Kowit
                              Richard J. Lazarchic
                              Steven J. Lehman
                              Marian R. Marinack
                              Christopher Matyszewski
                              Natalie F. Metz
                              Joseph M. Natoli
                              Jeffrey A. Petro
                              John Quartarolo
                              Keith J. Sabol
                              Ihab Salib
                              Frank Semack
                              Aash M. Shah
                              Michael W. Sirianni, Jr.
                              Christopher Smith
                              Timothy G. Trebilcock
                              Leonardo A. Vila
                              Paige M. Wilhelm
                              Richard Winkowski
                              Lori A. Wolff
                              George B. Wright

Assistant Vice Presidents:    Catherine A. Arendas
                              Angela Auchey
                              Nancy J. Belz
                              Regina Chi
                              Ross M. Cohen
                              James R. Crea, Jr.
                              Karol M. Crummie
                              Fred B. Crutchfield
                              James H. Davis, II
                              Joseph DelVecchio
                              Paul S. Drotch
                              Salvatore A. Esposito
                              John T. Gentry
                              David Gilmore
                              Nikola A. Ivanov
                              Carol Kayworth
                              Nathan H. Kehm
                              John C. Kerber
                              J. Andrew Kirschler
                              Ted T. Lietz, Sr.
                              Monica Lugani
                              Natalie F. Metz
                              Theresa Miller
                              Thomas Mitchell
                              Bob Nolte
                              Mary Kay Pavuk
                              Rae Ann Rice
                              Roberto Sanchez-Dahl, Sr.
                              Sarath Sathkumara
                              James W. Schaub
                              Jennifer G. Setzenfand
                              John Sidawi
                              Diane R. Startari
                              Diane Tolby
                              Peter Tropaitis
                              Michael R. Tucker
                              Steven J. Wagner

Secretary:                    G. Andrew Bonnewell

Treasurer:                    Thomas R. Donahue

Assistant Secretaries:        C. Grant Anderson
                              Leslie K. Ross

Assistant Treasurer:          Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;

Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                WITH REGISTRANT
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional

Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant

Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              Matthew W. Brown
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Mark A. Gessner
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

            (c)  Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

       (Notices should be sent to the Agent for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue

                                          Pittsburgh, PA  15222-3779

Federated Investment Management Company   Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA 02266-8600


Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------


Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of March, 2001.

                             FEDERATED EQUITY FUNDS

                  BY: /s/ Amanda J. Reed
                  Amanda J. Reed, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  March 20, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE
    ----                            -----                   ----
By: /s/ Amanda J. Reed            Attorney In Fact     March 20, 2001
    Amanda J. Reed                For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney